Average Annual Total Returns - FidelityInternationalDiscoveryK6Fund-PRO - FidelityInternationalDiscoveryK6Fund-PRO - Fidelity International Discovery K6 Fund	Dec. 30, 2023
Fidelity International Discovery K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(24.74%)
Since Inception	3.68%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Since Inception	3.54%	[1]

[1]	AFrom June 13, 2019.